Company financial information - Parent only financial information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of information about consolidated structured entities [line items]
(Loss)/profit for the year	$ (3)	€ (3)	$ (50)	€ (46)	$ 237	€ 224
Equity	(136)		106		455		€ (131)	€ 96	$ 286
Parent
Disclosure of information about consolidated structured entities [line items]
(Loss)/profit for the year	(427)	(393)	53	49	218	206
Equity	2,567		3,434				2,471	3,108
Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Equity	(2,703)		(3,328)				€ (2,602)	€ (3,012)
Additional Loss/Gain If Subsidiaries Had Been Accounted For Using The Equity Method	$ 424	€ 390	$ (103)	€ (95)	$ 19	€ 18